LEASES - Maturities of finance lease liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Years ending December 31
2023 (remaining three months)	$ 576,315
2024	1,287,461	$ 1,275,119
2025	1,057,500	863,280
2026	739,115	785,386
2027	192,568	597,933
2027		190,283
Thereafter	47,300
Total minimum lease payments	3,900,259	3,712,001
Less amount representing interest	(563,452)	(622,004)
Present value of minimum lease payments	3,336,807	3,089,997
Less current portion	(1,109,899)	(1,008,587)	$ (926,104)
Finance lease liabilities, less current portion	$ 2,226,908	$ 2,081,410	$ 866,853